SEGMENT INFORMATION - Schedule Of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 1,817,195	$ 912,840
Operating expense	(834,589)	(596,921)
Depreciation and depletion	(339,694)	(109,796)
Exploration and evaluation expense	(10,884)	(1,631)
Other operating expenses	(199,689)	(52,788)
Income from operations	432,339	151,704
Discontinued operation
Disclosure of operating segments [line items]
Revenue	891,941	601,280
Operating expense	(9,301)	(11,664)
Depreciation and depletion	(160,776)	(110,691)
Income from operations	289,228	86,260
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenue	2,709,136	1,514,120
Operating expense	(1,267,225)	(989,586)
Depreciation and depletion	(500,470)	(220,487)
Exploration and evaluation expense	(19,499)	(12,493)
Other operating expenses	(200,375)	(53,590)
Income from operations	721,567	237,964
Greenstone
Disclosure of operating segments [line items]
Revenue	777,594	278,369
Operating expense	(308,475)	(116,843)
Depreciation and depletion	(171,975)	(19,309)
Exploration and evaluation expense	0	(139)
Other operating expenses	0	0
Income from operations	297,144	142,078
Valentine
Disclosure of operating segments [line items]
Revenue	80,530
Operating expense	(55,476)
Depreciation and depletion	(7,368)
Exploration and evaluation expense	(2,393)
Other operating expenses	0
Income from operations	15,293
Mesquite
Disclosure of operating segments [line items]
Revenue	286,894	173,223
Operating expense	(120,959)	(103,663)
Depreciation and depletion	(49,045)	(28,943)
Exploration and evaluation expense	2,435	0
Other operating expenses	0	0
Income from operations	119,325	40,617
Nicaragua
Disclosure of operating segments [line items]
Revenue	491,593
Operating expense	(201,509)
Depreciation and depletion	(93,100)
Exploration and evaluation expense	(8,306)
Other operating expenses	0
Income from operations	188,678
Castle Mountain
Disclosure of operating segments [line items]
Revenue	29,635	49,004
Operating expense	(5,349)	(49,512)
Depreciation and depletion	1,469	(6,171)
Exploration and evaluation expense	(507)	(433)
Other operating expenses	(7,691)	(580)
Income from operations	17,557	(7,692)
Miscellaneous salaries, employee benefits and severance costs	4,100
Los Filos
Disclosure of operating segments [line items]
Revenue	109,448	412,244
Operating expense	(122,305)	(326,903)
Depreciation and depletion	(12,937)	(55,373)
Exploration and evaluation expense	(912)	(463)
Other operating expenses	(87,300)	0
Income from operations	(114,006)	29,505
Miscellaneous salaries, employee benefits and severance costs	29,800
Miscellaneous depreciation and depletion	16,200
Pan
Disclosure of operating segments [line items]
Revenue	41,501
Operating expense	(20,516)
Depreciation and depletion	(6,738)
Exploration and evaluation expense	0
Other operating expenses	0
Income from operations	14,247
Corporate
Disclosure of operating segments [line items]
Revenue	0	0
Operating expense	0	0
Depreciation and depletion	0	0
Exploration and evaluation expense	(1,201)	(596)
Other operating expenses	(104,698)	(52,208)
Income from operations	(105,899)	(52,804)
Brazil | Discontinued operation
Disclosure of operating segments [line items]
Revenue	891,941	601,280
Operating expense	(432,636)	(392,665)
Depreciation and depletion	(160,776)	(110,691)
Exploration and evaluation expense	(8,615)	(10,862)
Other operating expenses	(686)	(802)
Income from operations	$ 289,228	$ 86,260